Other Current Assets - Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Receivables from government agencies	$ 296	$ 244
Taxes and other government receivables	119	114
Advances	28	39
Prepayments	90	70
Loans and deposits	8	8
Interest receivable	1	3
Derivative instruments	6	65
Other current assets	33	41
Total	$ 581	$ 584